UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22439

Grand Prix Investors Trust

 (Exact Name of Registrant as Specified in Charter)

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

 (Address of Principal Executive Offices)  (Zip Code)

John C. Foti

566 West Lancaster Blvd. Suite #1

Lancaster , CA 93534

(Name and Address of Agent for Service)

With copy to:

Oswald &Yap LLP

16148 Sand Canyon Ave.

Irvine, CA 92618

Registrant’s Telephone Number, including Area Code:  (661) 579-6647

Date of fiscal year end: July 31st

Date of reporting period: January 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

GRAND PRIX INVESTORS FUND

JANUARY 31, 2015

(UNAUDITED)

GRAND PRIX INVESTORS FUND

PORTFOLIO ILLUSTRATION

JANUARY 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.  Sectors are based on Morningstar® classifications.

Basic Materials
8.07%
Cash Equivalents
6.46%
Consumer Cyclical
13.17%
Consumer Defensive
6.61%
Exchange Traded
Funds
8.49%
Financial Services
13.70%
Industrials
12.02%
Technology
31.48%

	Grand Prix Investors Fund
	Schedule of Investments
	January 31, 2015 (Unaudited)

Shares		Value

COMMON STOCKS - 78.26%

Air Transportation, Scheduled - 6.73%
3,000	Southwest Airlines Co.	$ 135,540

Apparel & Other Finished Products of Fabric & Similar Material - 5.89%
1,645	Under Armour, Inc. Class A *	118,572

Apparel Manufacturers - 1.92%
300	Hugo Boss AG (Germany) *	38,736

Bottled & Canned Soft Drinks Carbonated - 0.58%
100	Monster Beverage Corp. *	11,695

Computer Peripheral Equipment, Nec - 4.27%
680	Palo Alto Networks, Inc. *	85,945

Electronic Computers - 7.39%
1,270	Apple, Inc.	148,793

Electronic & Other Electrical Equipment - 0.30%
250	General Electric Co.	5,972

Food & Kindred Products - 1.97%
900	Unilever Plc. ADR	39,573

Insurance Agents Brokers & Services - 0.08%
100	Allianz SE ADR *	1,650

Motor Vehicles & Passenger Car Bodies - 4.86%
1,900	Tata Motors Ltd. ADR	93,708
20	Tesla Motors, Inc. *	4,072
		97,780
Motor Vehicle Parts & Accessories - 4.85%
1,000	Honeywell International, Inc.	97,760

Paints, Varnishes, Lacquers, Enamels & Allied Products - 7.97%
720	PPG Industries Inc.	160,474

Retail Catalog & Mail Order Houses - 0.33%
75	Alibaba Group Holding, Ltd. (China) *	6,681

Semi-conductors & Related Devices - 14.16%
3,100	INTEL Corp.	102,424
2,200	Skyworks Solution, Inc.	182,710
		285,134
Services-Business Services NEC - 7.72%
610	Visa Inc. Class A	155,495

Services-Computer Programming, Data Processing, Etc. - 1.20%
45	Google, Inc. Class A *	24,190

Services-Prepackaged Software - 4.06%
2,025	Microsoft Corp.	81,810

Soap, Detergent, Cleaning Preperations, Perfumes, Cosmetics - 3.98%
950	Procter & Gamble Co.	80,075

TOTAL FOR COMMON STOCKS (Cost $1,348,175) - 78.26%		1,575,875

EXCHANGE TRADED FUND - 8.38%
1,150	Deutshe X-Trackers Harvest CSI 300 CHN A	38,985
1,055	Market Vectors Biotech ETF *	129,776
TOTAL EXCHANGE TRADED FUND (Cost $144,281) - 8.38%		168,761

LIMITED PARTNERSHIP - 5.72%
3,085	Blackstone Group L.P.	115,194
TOTAL LIMITED PARTNERSHIP (Cost $96,097) - 5.72%		115,194

SHORT TERM INVESTMENT - 6.38%
128,536	Fidelity Institutional Money Market Portfolio 0.01% **	128,536
TOTAL SHORT TERM INVESTMENT (Cost $128,536) - 6.38%		128,536

TOTAL INVESTMENTS (Cost $1,717,089) - 98.74%		1,988,366

OTHER ASSETS LESS LIABILITIES - 1.26%		25,329

NET ASSETS - 100.00%		$ 2,013,695

ADR - American Depository Receipt
* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the yield at January 31, 2015.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Assets and Liabilities
January 31, 2015 (Unaudited)

Assets:
Investments, at Fair Value (Cost $1,717,089)	$ 1,988,366
Cash	500
Receivables:
Securities Sold	73,976
Dividends and Interest	630
Total Assets	2,063,472
Liabilities:
Securities Purchased	46,064
Due to Advisor	3,291
Distribution Fees	422
Total Liabilities	49,777
Net Assets	$ 2,013,695

Net Assets Consist of:
Paid In Capital	$ 1,815,995
Accumulated Net Investment Loss	(7,300)
Accumulated Realized Loss on Investments	(66,277)
Unrealized Appreciation in Value of Investments	271,277
Net Assets, for 167,363 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 2,013,695

Net Asset Value Per Share and Offering Price ($2,013,695/167,363)	$ 12.03

Minimum Redemption Price Per Share *	$ 11.91

*The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statement of Operations
For the six months ended January 31, 2015 (Unaudited)

Investment Income:
Dividends (net of foreign withholding of $81)	$ 9,397
Interest	60
Total Investment Income	9,457

Expenses:
Advisory Fees	16,578
Distribution Fees	2,126
Total Expenses	18,704

Net Investment Loss	(9,247)

Realized and Unrealized Gain (Loss) on:
Realized Loss on Investments	(38,108)
Realized Loss on Options	(4,620)
Net Change in Unrealized Appreciation on:
Investments	162,858
Net Realized and Unrealized Gain on Investments	120,130

Net Increase in Net Assets Resulting from Operations	$ 110,883

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended
	1/31/2015	7/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (9,247)	$ 12,310
Net Realized Gain (Loss) on Investments and Options	(42,728)	28,946
Unrealized Appreciation on Investments and Options	162,858	9,860
Net Increase in Net Assets Resulting from Operations	110,883	51,116

Distributions to Shareholders:
Net Investment Income	(10,363)	-
Realized Gains	(19,699)	(8,652)
Total Distributions Paid to Shareholders	(30,062)	(8,652)

Capital Share Transactions:
Proceeds from Sale of Shares	449,937	530,759
Shares Issued on Reinvestment of Dividends	30,062	8,652
Proceeds from Early Redemption Fees	119	-
Cost of Shares Redeemed	(126,351)	(204,788)
Net Increase in Net Assets from Shareholder Activity	353,767	334,623

Net Assets:
Net Increase in Net Assets	434,588	377,087
Beginning of Period	1,579,107	1,202,020
End of Period (includes undistributed net investment income (loss) of $(7,300) and $12,310, respectively)	$ 2,013,695	$ 1,579,107

Share Transactions:
Shares Sold	37,736	45,555
Shares Issued on Reinvestment of Dividends	2,509	699
Shares Redeemed	(11,423)	(17,790)
Net Increase in Shares	28,822	28,464
Outstanding at Beginning of Period	138,541	110,077
Outstanding at End of Period	167,363	138,541

The accompanying notes are an integral part of these financial statements.

Grand Prix Investors Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		Years Ended			Period Ended
	1/31/2015		7/31/2014	7/31/2013	7/31/2012	7/31/2011	(a)

Net Asset Value, at Beginning of Period	$ 11.40		$ 10.92	$ 9.88	$ 10.21	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss) *	(0.06)		0.10	(0.05)	-	(0.06)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.89		0.46	1.13	(0.33)	0.27
Total from Investment Operations	0.83		0.56	1.08	(0.33)	0.21

Distributions from:
Net Investment Income	(0.07)		-	(0.06)	-	-
Realized Gains	(0.13)		(0.08)	-	-	-
Total from Distributions	(0.20)		(0.08)	(0.06)	-	-

Redemption Fees ***	-	(d)	-	0.02	-	-

Net Asset Value, at End of Period	$ 12.03		$ 11.40	$ 10.92	$ 9.88	$ 10.21

Total Return **	7.33%	(c)	5.08%	11.15%	(3.23)%	2.10%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,014		$ 1,579	$ 1,202	$ 841	$ 927
Ratio of Expenses to Average Net Assets	2.20%	(b)	2.20%	2.20%	2.20%	2.21%	(b)
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.09)%	(b)	0.85%	(0.47)%	(0.04)%	(0.75)%	(b)
Portfolio Turnover	74.34%	(c)	222.11%	211.66%	406.15%	220.42%	(c)

(a) The Fund commenced investment operations on October 21, 2010.
(b) Annualized
(c) Not Annualized
(d) The amount is less than $0.005 per share.
* Net Investment Income/Loss per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends and is not annualized for periods of less than one year.

*** The Fund will impose a 1.00% redemption fee on shares redeemed within 6 months of purchase.

The accompanying notes are an integral part of these financial statements.

GRAND PRIX INVESTORS FUND

NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2015 (UNAUDITED)

Note 1. Organization

The Grand Prix Investors Fund (the “Fund”) is the sole series of the Grand Prix Investors Trust (the “Trust”), a diversified, open-end management investment company registered with the Securities and Exchange Commission.  The Trust was established under the laws of Ohio by an Agreement and Declaration of Trust dated June 18, 2008 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees.  The Fund commenced operations on October 21, 2010.  The Fund seeks long-term total return.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Options – The Fund may write (sell) covered call options and covered put options and purchase call and put options. The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund’s portfolio and to generate income or gain for the Fund. See Note 6 for additional disclosures on the Fund’s options transactions during the six months ended January 31, 2015.

Federal Income Taxes - The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Fund intends to declare and pay dividends from net income annually or more frequently at the discretion of the Board of Trustees. Dividends from net capital gains will be paid annually.  The Fund intends to distribute substantially all of its net investment income and net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

In addition, Generally Accepted Accounting Principles (“GAAP”) requires management of the Fund to analyze all open tax years, fiscal years 2012-2014, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended January 31, 2015, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Other - The Fund records security transactions on the trade date.  The highest cost specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at fair value. Discounts and premiums are amortized over the useful lives of the respective securities. Withholding taxes on foreign dividends will be provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Redemption Fees - To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 1% of the total redemption amount (calculated at market value) if shares are redeemed within six months of purchase. The redemption fee does not apply to shares purchased through reinvested distributions.  For the six months ended January 31, 2015, the Fund received $119 in redemption fees.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Note 3.  Security Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

          Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

          Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, price for similar instruments, interest rates, prepayment speeds, yield curves, default rates and similar data.

          Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

The following is a summary of inputs used as of January 31, 2015 in valuing the Fund’s investments carried at value:

	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 1,575,875	$ -	$ -	$ 1,575,875
Limited Partnership	115,194	-	-	115,194
Exchange Traded Funds	168,761	-	-	168,761
Short-Term Investment	128,536	-	-	128,536
	$ 1,988,366	$ -	$ -	$ 1,988,366

There were no significant transfers into or out of Level 1, Level 2, or Level 3 during the period. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period. The Fund did not hold any derivative instruments at any time during the period ended January 31, 2015.

Note 4. Investment Management Agreement

The Fund has an investment advisory agreement with Autosport Fund Advisors, Inc. (the “Adviser”), under which the Adviser, subject to such policies as determined by the Trustees of the Fund will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.  The Fund pays the Adviser a fee, computed daily and payable monthly, at the annual rate of 1.95% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund including the compensation and expenses of any trustees, officers and employees of the Fund; clerical and shareholder service staff salaries; office space, legal, auditing and accounting, custodian and transfer agent. The Adviser will not pay for brokerage; taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; extraordinary expenses; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act.  For the six months ended January 31, 2015, the Adviser earned advisory fees of $16,578.  As of January 31, 2015, the Fund owed the Adviser $3,291 for advisory fees.

Note 5. Distribution Fees

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”).  The Fund pays the Adviser for certain distribution and promotion expenses related to marketing shares of the Fund pursuant to the Plan.  Under the terms of the Plan the amount payable annually by the Fund would be 0.25% of its average daily net assets. On December 20, 2013 the Board of Trustees of the Trust approved a “Tri-Party Agreement for Distribution Services” (“The Distribution Agreement”) between the Trust, the Advisor and Arbor Court Capital, LLC (“ACC”).  Under the Distribution Agreement, ACC will act as principal underwriter in connection with the offering and sale of the shares of the Fund. The Distribution Agreement is in effect for one year and will continue for successive annual periods unless terminated. The Advisor is responsible to pay the fees and expenses of ACC.  This Distribution Agreement bears no additional expense to the Fund. For the six months ended January 31, 2015, the Fund incurred $2,126 in distribution fees.  As of January 31, 2015, the Fund owed $422 to the Advisor for distribution fees.

Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Fund, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Fund; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Fund; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred.  Because the Plan is a compensation plan, payments under the Plan are not tied to expenses actually incurred by the Adviser and payments may exceed distribution expenses actually incurred by the Adviser.  The Trustees expect that the Plan will significantly enhance the Fund’s ability to expand distribution of shares of the Fund. It is also anticipated that an increase in the size of the Fund will produce economies of scale that benefit the shareholders, facilitate more efficient portfolio management, and assist the Fund in seeking to achieve its investment objective.

Note 6. Options

Transactions in purchased options during the six months ended January 31, 2015 were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at July 31, 2014	-	$ -
Options purchased	20	4,620
Options exercised	-	-
Options expired	(20)	(4,620)
Options terminated in closing sale transaction	-	-
Options outstanding at January 31, 2015	-	$ -

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended January 31, 2015, by the Fund, are recorded in the following locations in the Statement of Operations:

	Location	Realized Gain/(Loss)	Location	Unrealized Gain/(Loss)
Options Written & Purchased	Realized Loss on Options	$(4,620)	Change in Unrealized Appreciation/(Depreciation) on Options	$ -

The selling of written call options may tend to reduce the volatility of the Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Fund’s gain on the underlying securities.  Written call options expose the Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

Note 7. Investment Transactions

For the six months ended January 31, 2015, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and options aggregated $1,513,679 and $1,190,252, respectively.  Purchases and sales of options aggregated $4,620 and $0, respectively.

Note 8. Tax Matters

As of January 31, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Federal tax cost of investments, including short-term investments*	$ 1,717,089

Gross tax appreciation of investments	$ 288,622
Gross tax depreciation of investments	$(17,345)

Net tax appreciation/(depreciation)	$ 271,277

*The difference between book cost and tax cost of investments represents disallowed wash sales for tax purposes.

The Fund’s tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at July 31, 2014, the following represents the tax basis capital gains and losses:

Undistributed ordinary income

$  12,310

Accumulated realized gains

$    2,444

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Fund paid an ordinary income distribution of $10,363 and a long-term capital gain distribution of $19,699 for the six months ended January 31, 2015.

The Fund paid a short-term capital gain distribution of $7,064 and a long-term capital gain distribution of $1,588 for the year ended July 31, 2014.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 9. New Accounting Pronouncement.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

GRAND PRIX INVESTORS FUND

EXPENSE ILLUSTRATION

JANUARY 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Grand Prix Investors Fund, you incur ongoing costs which typically consist of management fees, distribution fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2014 through January 31, 2015.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2014	January 31, 2015	August 1, 2014 to January 31, 2015

Actual	$1,000.00	$1,073.30	$11.50
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.12	$11.17

* Expenses are equal to the Fund's annualized expense ratio of 2.20%, multiplied by the average account value over the period, multiplied by184/365 (to reflect the one-half year period).

GRAND PRIX INVESTORS FUND

ADDITIONAL INFORMATION

JANUARY 31, 2015 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on October 31 and April 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-453-6556, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 453-6556 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 453-6556 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser:
Autosport Fund Advisors, Inc.

566 W. Lancaster Blvd. Suite #1

Lancaster, CA 93534

Independent Registered Public Accounting Firm:
Sanville & Company

1514 Old York Road

Abington, PA 19001

Legal Counsel:
Oswald & Yap, LLP

16148 Sand Canyon

Irvine, CA  92168

Transfer Agent:
For more information, wire purchase or redemptions, call or write to

 Grand Prix Investors Fund’s Transfer Agent:

Mutual Shareholder Services, LLC

Grand Prix Investors Fund

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(800) 453-6556 Toll Free

This report is provided for the general information of the shareholders of the Grand Prix Investors Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Grand Prix Investors Trust

By /s/John C. Foti

     John C. Foti

     President

Date: April 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Foti

      John C. Foti

      President and Treasurer

Date April 10, 2015